Note 6 - Long-term Debt (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Dec. 07, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Oct. 13, 2022
Long-Term Debt, Gross		$ 3,258.9	$ 3,014.6
Interest Paid, Capitalized, Investing Activities		4.5	4.4	$ 5.8
Subsidiaries [Member]
Long-Term Debt, Gross		205.9
Spire Missouri [Member]
Long-Term Debt, Gross		1,648.0	1,348.0
Interest Paid, Capitalized, Investing Activities		0.6	0.2	0.8
Regulatory Preferred Stock and Debt Securities Issuance Amount Authorized		800.0
Spire Missouri [Member] | First Mortgage Bonds Due December Two Two Thousand Twenty Four [Member]
Long-Term Debt, Gross	$ 300.0
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Spire Missouri [Member] | First Mortgage Bonds Due December Two Two Thousand Twenty Four [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Spire Missouri [Member] | Floating Rate Series Due December 2, 2024 [Member]
Long-Term Debt, Gross		300.0
Spire Alabama Inc [Member]
Long-Term Debt, Gross		575.0	625.0
Interest Paid, Capitalized, Investing Activities		$ 3.2	$ 3.2	$ 1.9
Spire Alabama Inc [Member] | Notes Due October 15, 2029 [Member] | Subsequent Event [Member]
Long-Term Debt, Gross					$ 90.0
Debt Instrument, Interest Rate, Stated Percentage					5.32%
Spire Alabama Inc [Member] | Notes Due October 15, 2032 [Member] | Subsequent Event [Member]
Long-Term Debt, Gross					$ 85.0
Debt Instrument, Interest Rate, Stated Percentage					5.41%
Spire Gulf [Member] | First Mortgage Bonds Due October 15, 2037 [Member] | Subsequent Event [Member]
Long-Term Debt, Gross					$ 30.0
Debt Instrument, Interest Rate, Stated Percentage					5.61%